SHARE OPTIONS AND WARRANTS RESERVE - Narrative (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options and warrants outstanding (in shares)				5,562,984	7,021,514	2,854,744	3,345,354
Issued (in shares)						745,000
Granted (in shares)	120,000	10,000		875,544	4,186,770
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options and warrants outstanding (in shares)						2,854,744
Issued (in shares)				1,506,214	855,000	745,000
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issued (in shares)					4,056,770
Granted (in shares)			4,056,770	875,544	4,186,770	745,000